Note 3 - Loans and Allowance for Loan Losses (Details) - Troubled Debt Restructurings (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Financing Receivable, Modifications [Line Items]
Number of Loans	8	10
Pre-Modification Outstanding Recorded Balance	$ 6,901,545	$ 13,530,815
Post-Modification Outstanding Recorded Balance	7,147,784	14,043,839
One to Four Family Units [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans	2	3
Pre-Modification Outstanding Recorded Balance	662,598	1,317,070
Post-Modification Outstanding Recorded Balance	662,598	1,689,268
Real Estate Construction [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans	1	3
Pre-Modification Outstanding Recorded Balance	73,845	7,626,970
Post-Modification Outstanding Recorded Balance	73,845	8,193,713
Real Estate Commercial [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans	2	2
Pre-Modification Outstanding Recorded Balance	3,275,179	2,316,745
Post-Modification Outstanding Recorded Balance	3,297,014	2,316,745
Commercial Loans [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans	3	2
Pre-Modification Outstanding Recorded Balance	2,889,923	2,270,030
Post-Modification Outstanding Recorded Balance	$ 3,114,327	$ 1,844,113